DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
Interest Rate Hedging
The Company’s interest rate risk relates to U.S. dollar denominated variable LIBOR interest rate borrowings. The Company uses an interest rate swap derivative instrument entered into on August 10, 2010 with an effective date of December 31, 2010 to manage its earnings and cash flow exposure to changes in interest rates by converting a portion of its floating-rate debt into fixed-rate debt beginning on December 31, 2010. This interest rate swap expires on August 10, 2015.
The Company designates this derivative instrument as a cash flow hedge. The Company records the effective portion of any change in the fair value of a derivative instrument designated as a cash flow hedge as unrealized gains or losses in accumulated other comprehensive income (“AOCI”), net of tax, until the hedged item affects earnings, at which point the effective portion of any gain or loss will be reclassified to earnings. If the hedged cash flow does not occur, or if it becomes probable that it will not occur, the Company will reclassify the amount of any gain or loss on the related cash flow hedge to interest expense at that time.
The Company expects that approximately $1.7 million of pre-tax losses recorded as net in AOCI related to the interest rate hedge could be reclassified to earnings within the next twelve months.
Foreign Currency Hedging
From time to time the Company enters into foreign currency hedge contracts intended to protect the U.S. dollar value of certain forecasted foreign currency denominated transactions. The Company records the effective portion of any change in the fair value of foreign currency cash flow hedges in AOCI, net of tax, until the hedged item affects earnings. Once the related hedged item affects earnings, the Company reclassifies the effective portion of any related unrealized gain or loss on the foreign currency cash flow hedge to earnings. If the hedged forecasted transaction does not occur, or if it becomes probable that it will not occur, the Company will reclassify the amount of any gain or loss on the related cash flow hedge to earnings at that time.

The success of the Company’s hedging program depends, in part, on forecasts of certain activity denominated in euros. The Company may experience unanticipated currency exchange gains or losses to the extent that there are differences between forecasted and actual activity during periods of currency volatility. In addition, changes in currency exchange rates related to any unhedged transactions may affect its earnings and cash flows.
Counterparty Credit Risk
The Company manages its concentration of counterparty credit risk on its derivative instruments by limiting acceptable counterparties to a group of major financial institutions with investment grade credit ratings, and by actively monitoring their credit ratings and outstanding positions on an ongoing basis. Therefore, the Company considers the credit risk of the counterparties to be low. Furthermore, none of the Company’s derivative transactions are subject to collateral or other security arrangements, and none contain provisions that depend upon the Company’s credit ratings from any credit rating agency.
Fair Value of Derivative Instruments
The Company has classified all of its derivative instruments within Level 2 of the fair value hierarchy because observable inputs are available for substantially the full term of the derivative instruments. The fair value of the foreign currency forward exchange contracts related to inventory purchases is determined by comparing the forward rate as of the period end and the settlement rate specified in each contract. The fair value of the interest rate swap was developed using a market approach based on publicly available market yield curves and the terms of the swap. The Company performs ongoing assessments of counterparty credit risk.
The following table summarizes the fair value, notional amounts presented in U.S. dollars, and presentation in the consolidated balance sheet for derivatives designated as hedging instruments as of December 31, 2013 and December 31, 2012:

	Fair Value as of December 31,
Location on Balance Sheet (1):	2013	2012
	(In thousands)
Derivatives designated as hedges — Liabilities:
Interest rate swap — Accrued expenses and other current liabilities (2)	$1,676	$1,888
Interest rate swap — Other liabilities (2)	763	2,238
Total Derivatives designated as hedges — Liabilities	$2,439	$4,126

(1)	The Company classifies derivative assets and liabilities as current based on the cash flows expected to be incurred within the following 12 months.

(2)
At December 31, 2013 and December 31, 2012, the notional amount related to the Company’s sole interest rate swap was $112.5 million and $127.5 million, respectively. In the next 12 months, the Company expects to reduce the notional amount by $15.0 million.

The following presents the effect of derivative instruments designated as cash flow hedges on the accompanying consolidated statements of operations during the years ended December 31, 2013 and 2012:

	Balance in AOCI Beginning of Year	Amount of Gain (Loss) Recognized in AOCI- (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Earnings-(Effective Portion)	Balance in AOCI End of Year	Location in Statements of Operations
	(In thousands)
Year Ended December 31, 2013
Foreign currency forward contracts	$(34)	$142	$108	$—	Costs of goods sold
Interest rate swap	(4,125)	(252)	(1,938)	(2,439)	Interest (expense)
	$(4,159)	$(110)	$(1,830)	$(2,439)
Year Ended December 31, 2012
Foreign currency forward contracts	$(216)	$(127)	$(309)	$(34)	Costs of goods sold
Interest rate swap	(4,091)	(1,935)	(1,901)	(4,125)	Interest (expense)
	$(4,307)	$(2,062)	$(2,210)	$(4,159)

The Company recognized no gains or losses resulting from ineffectiveness of cash flow hedges during the years ended December 31, 2013 and 2012. At December 31, 2012, there were foreign currency contracts outstanding not designated as hedges with the notional amount equivalent to $3.9 million.